Income Taxes - Narrative (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for (benefit from) income taxes		$ 0	$ 0
Adjustment to record deferred tax liability		465,518	28,719
Gelesis
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic		24,730,000	40,469,000	$ 24,730,000
Operating loss carryforward, State		7,207,000	10,643,000	7,207,000
Other long-term liabilities		11,729,000	5,588,000	11,729,000
Provision for (benefit from) income taxes			17,000	2,039,000
Adjustment to record deferred tax liability	$ 5,783,000		22,400,000	9,100,000
Deferred tax liability recognized for intangible asset acquired	$ 5,800,000
Accumulated undistributed earnings of foreign subsidiaries			7,500,000
Estimated interest or penalties on Uncertain tax position			0	0
Gelesis | Gelesis S.R.L
Operating Loss Carryforwards [Line Items]
Provision for deferred tax asset				2,000,000.0
Gelesis | Year 2027 through 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic		114,400,000	184,600,000	114,400,000
Operating loss carry forward, Subject to Expiration			63,500,000
Operating loss carry forward, Not Subject to Expiration		121,100,000		121,100,000
Gelesis | Tax Year 2030 Through 2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, State		$ 114,000,000.0	168,400,000	$ 114,000,000.0
Operating loss carryforward, Foreign			$ 7,100,000